Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Amendment
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
FolioBeyond Alternative Income and Interest Rate Hedge ETF
Shareholder Report [Line Items]
Fund Name	FolioBeyond Alternative Income and Interest Rate Hedge ETF
Class Name	FolioBeyond Alternative Income and Interest Rate Hedge ETF
Trading Symbol	RISR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FolioBeyond Alternative Income and Interest Rate Hedge ETF (the "Fund") for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.etfs.foliobeyond.com/risr/. You can also request this information by contacting us at (866) 497-4963 or by writing the Fund at FolioBeyond Alternative Income and Interest Rate Hedge ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 497-4963
Additional Information Website	www.etfs.foliobeyond.com/risr/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FolioBeyond Alternative Income and Interest Rate Hedge ETF	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

For the year ended July 31, 2026, the Fund produced a total return after fees and expenses of 6.00%. This compares to a total return for the Bloomberg U.S. Aggregate Bond Index (the "Agg" or “Index”) of 2.71% and the ICE U.S. Treasury 7-10 Year Bond 1X Inverse Index which returned -2.05% over the same period.

The Fund's outperformance relative to the Index’s was driven by several factors including a modest increase in interest rates, market volatility, interest income received on the Fund's investments, and general trends in mortgage rates relative to risk-free rates.

What Factors Influenced Performance?

The Fund principally holds mortgage-backed interest-only securities ("MBS IOs"). MBS IOs receive the interest payments from a pool of mortgage loans, but do not receive any of the principal from those loans. As interest rates rise, the incentive for borrowers to prepay their mortgage tends to decrease. When prepayments decrease, the mortgage loans remain outstanding longer than they would otherwise, which tends to increase the value of the Fund's MBS IOs.

The Fund's portfolio managers continued to construct a portfolio of MBS IOs designed to increase in value when interest rates rise more than they decline in value when interest rates fall by a similar amount.This profile provides significant diversification benefits versus traditional fixed income and equity exposures.

Finally, the Fund's investments generated attractive current income, much of which was paid out in the form of dividends on the Fund's shares. For the 12 months ended July 31, 2026, each Fund share received cumulative dividends of $2.16 as compared to an average share price of $36.12 over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Period Ended July 31, 2026	One Year	Since Inception (9/30/2021)
FolioBeyond Alternative Income and Interest Rate Hedge ETF	6.00%	14.52%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.20%
ICE U.S. Treasury 7-10 Year Bond 1X Inverse Index	-2.05%	0.74%

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.etfs.foliobeyond.com/risr/ for more recent performance information.
Net Assets	$ 310,878,000
Holdings Count | Holdings	145
Advisory Fees Paid, Amount	$ 2,050,652
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$310,878
Number of Holdings	145
Total Advisory Fee Paid	$2,050,652
Portfolio Turnover Rate	0%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2026) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Issuers	(% of Total Net Assets)
Government National Mortgage Association	46.7%
Federal Home Loan Mortgage Corporation REMICs	28.5%
Federal National Mortgage Association REMICs	16.0%
Fannie Mae Interest Strip	2.4%
Federal Home Loan Mortgage Corp. Strips	0.7%

Material Fund Change [Text Block]

Fund Changes

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub‐Administrator for each series of Tidal Trust I, including the Fund.

FolioBeyond Enhanced Fixed Income Premium ETF
Shareholder Report [Line Items]
Fund Name	FolioBeyond Enhanced Fixed Income Premium ETF
Class Name	FolioBeyond Enhanced Fixed Income Premium ETF
Trading Symbol	FIXP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FolioBeyond Enhanced Fixed Income Premium ETF (the "Fund") for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.etfs.foliobeyond.com/fixp. You can also request this information by contacting us at (866) 497-4963 or by writing the Fund at FolioBeyond Enhanced Fixed Income Premium ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 497-4963
Additional Information Website	www.etfs.foliobeyond.com/fixp
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FolioBeyond Enhanced Fixed Income Premium ETF	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

For the year ended July 31, 2026, the Fund produced a total return after fees and expenses of 6.29%. This compares to a total return for the Bloomberg U.S. Aggregate Bond Index ("Agg" or "Index") of 2.71% over the same period.

The Fund's outperformance this period was primarily attributable to tactical shifts among sector exposures, current income from underlying sector investments, and income from options overlay. The Fund is designed to maintain overall risk levels similar to the Index but does not match its duration at all times. Instead, the Fund's model may favor alternative risk exposures that depend on relative value relationships, risk factors, momentum effects and volatility levels, which in aggregate benefited returns during the current period.

The main contributions to the Fund's returns came from exposures to MBS Interest Only securities, high yield municipal bonds, short-dated high yield corporate bonds, and mortgage REITs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Period Ended July 31, 2026	One Year	Since Inception (1/22/2025)
FolioBeyond Enhanced Fixed Income Premium ETF	6.29%	4.77%
Bloomberg U.S. Aggregate Bond Index	2.71%	4.17%

Performance Inception Date	Jan. 22, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.etfs.foliobeyond.com/fixp for more recent performance information.
Net Assets	$ 9,898,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 68,392
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$9,898
Number of Holdings	6
Net Advisory Fee Paid	$68,392
Portfolio Turnover Rate	71%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2026) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Issuers	(% of Total Net Assets)
FolioBeyond Alternative Income and Interest Rate Hedge ETF	29.7%
State Street SPDR Bloomberg Short Term High Yield Bond ETF	29.3%
iShares TIPS Bond ETF	16.4%
Invesco Senior Loan ETF	12.8%
iShares Mortgage Real Estate ETF	9.8%

Material Fund Change [Text Block]

Fund Changes

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub‐Administrator for each series of Tidal Trust I, including the Fund.